Segment report - Base chemicals Segment (Details) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019 ZAR (R) kT	Dec. 31, 2018 ZAR (R) kT	Jun. 30, 2019 ZAR (R)
Disclosure of operating segments
EBIT	R 9,853	R 20,791	R 9,697
Gains (losses) on disposals of investments	983		267
Sasol Huntsman GmbH & co KG
Disclosure of operating segments
Gains (losses) on disposals of investments	R 936
Disposal of equity interest (as a percent)	50.00%
Lake Charles Chemicals Project (LCCP)
Disclosure of operating segments
EBIT	R (2,800)
Base Chemicals
Disclosure of operating segments
Increase (decrease) in foundation business sales volumes (excluding Polymers US products) (as a percent)	1.00%
Increase (decrease) in external sales volume (as a percent)	21.00%
Increase (decrease) in average sales basket price	(15.00%)
EBIT	R (1,488)	R 3,076	R (1,431)
Base Chemicals | Blends and Mining Chemicals and Methyl Isobutyl Ketone (MIBK)
Disclosure of operating segments
Impairment charges	R 464
Base Chemicals | Polymer US
Disclosure of operating segments
Increase (decrease) in average sales basket price	(40.00%)
Realised sales volume | kT	469	116
Base Chemicals | Sasol Huntsman GmbH & co KG
Disclosure of operating segments
Gains (losses) on disposals of investments	R 936
Disposal of equity interest (as a percent)	50.00%
Base Chemicals | Lake Charles Chemicals Project (LCCP)
Disclosure of operating segments
EBIT	R (1,200)